Related Party Transactions (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Future rental commitments under outstanding agreements
2013	$ 121,272,000
2014	96,714,000
2015	72,666,000
2016	53,946,000
2017	41,467,000
Thereafter	288,963,000
Total	675,028,000
Affiliated companies
Related party transactions
Payments for office rent, leasehold improvements and miscellaneous expenses	4,000,000	4,000,000	3,900,000
Future rental commitments under outstanding agreements
2013	3,481,000
2014	3,433,000
2015	3,177,000
2016	3,300,000
2017	3,429,000
Thereafter	19,616,000
Total	36,436,000
BIR
Related party transactions
Net operating revenues from contracted services to related parties	92,200,000	53,300,000
Denton
Related party transactions
Net operating revenues from contracted services to related parties	$ 8,100,000	$ 7,300,000	$ 137,000